Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest Transactions

7.	Party-In-Interest Transactions

Certain Plan investments are managed by Principal. Principal is the trustee as defined by the Plan and, therefore, those transactions qualify as exempt party-in-interest transactions under ERISA.

Participants who are active employees may borrow from their accounts and such loans qualify as exempt party-in-interest transactions under ERISA. These loans are recorded as notes receivable from participants in the statements of net assets available for benefits.

Certain employees of the Plan Sponsor, who may be participants in the Plan, perform administrative services for the Plan at no cost to the Plan.

The Plan holds investments in the common stock of the Plan Sponsor, comprised of the following at:

December 31, 2025
Fair value	$11,179,195
Number of shares held	702,978

December 31, 2024
Fair value	$12,079,236
Number of shares held	639,790